UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the quarterly distribution period from September 26, 2005 to December 25, 2005

Commission File Number of issuing entity: 333-119762 PG&E ENERGY RECOVERY FUNDING LLC (Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 1-2348

PACIFIC GAS AND ELECTRIC COMPANY
(Exact name of depositor and sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

245 Market Street, Room 424
San Francisco, CA 94105
(Address of principal executive offices of
issuing entity)

20-1707696 I.R.S. Employer Identification No.) 94105 (Zip Code)

(415) 973-6252 (Telephone number, including area code) N/A (Former name, former address, if changed since last report)

Title of Class	Registered/reported pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
Energy Recovery Bonds, Series 2005-1, Class A-1	[___]	[___]	[ X ]	_______________
Energy Recovery Bonds, Series 2005-1, Class A-2	[___]	[___]	[ X ]	_______________
Energy Recovery Bonds, Series 2005-1, Class A-3	[___]	[___]	[ X ]	_______________
Energy Recovery Bonds, Series 2005-1, Class A-4	[___]	[___]	[ X ]	_______________
Energy Recovery Bonds, Series 2005-1, Class A-5	[___]	[___]	[ X ]	_______________
Energy Recovery Bonds, Series 2005-2, Class A-1	[___]	[___]	[ X ]	_______________
Energy Recovery Bonds, Series 2005-2, Class A-2	[___]	[___]	[ X ]	_______________
Energy Recovery Bonds, Series 2005-2, Class A-3	[___]	[___]	[ X ]	_______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes X No ___

PART I - DISTRIBUTION INFORMATION

ITEM 1 - Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

The record date for distributions described in Exhibit 99.1 is December 23, 2005.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Series 2005-1 Energy Recovery Bonds (the "Series 2005-1 Bonds"), dated February 3, 2005, and related Prospectus, dated February 3, 2005 (the "Prospectus"), of PG&E Energy Recovery Funding LLC (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(2) of the Securities Act of 1933 on February 7, 2005.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Series 2005-1 Bonds will be made with respect to the December 25, 2005 distribution date.

As previously disclosed, on September 15, 2005, Pacific Gas and Electric Company, in its capacity as servicer of the Series 2005-1 Bonds, filed a routine quarterly true-up advice letter with the California Public Utilities Commission. The advice letter increases the dedicated rate component (DRC) charge from 0.393 cents per kWh to 0.454 cents per kWh and revises Pacific Gas and Electric Company's rate schedules accordingly in order to collect approximately $12.3 million in additional DRC revenue in the three-month period beginning October 1, 2005. The California Public Utilities Commission authorized the use of such routine quarterly true-up advice letters to ensure that the actual revenues collected under the DRC charge are neither more nor less than those required to repay the Series 2005-1 Bonds as scheduled.

Pacific Gas and Electric Company determined that an adjustment to the DRC charge was necessary after shortfalls in required subaccount balances as of June 25, 2005, occurred because actual DRC charge collections were less than previously forecasted. Also, the monthly sales forecast for the remainder of 2005 was modified in order to avoid additional undercollections in the fourth quarter of 2005. As previously disclosed, DRC charges are authorized by the California Public Utilities Commission under state legislation and will be paid by Pacific Gas and Electric Company's electricity customers until the Series 2005-1 Bonds are fully retired. The adjusted DRC charge became effective on October 1, 2005.

On December 13, 2005, Pacific Gas and Electric Company, in its capacity of servicer of the Series 2005-1 Bonds, filed a routine annual advice letter with the California Public Utilities Commission. The advice letter decreases the dedicated rate component (DRC) charge from 0.454 cents per kWh to 0.336 cents per kWh.

PART II - OTHER INFORMATION

ITEM 2 - Legal Proceedings.

As previously reported, two former California Public Utilities Commissioners who did not vote to approve the settlement agreement entered into on December 19, 2003 among PG&E Corporation, Pacific Gas and Electric Company and the California Public Utilities Commission to resolve Pacific Gas and Electric Company's Chapter 11 case filed an appeal of the bankruptcy court's order confirming the plan of reorganization proposed by Pacific Gas and Electric Company and PG&E Corporation with the U.S. District Court for the Northern District of California, or the District Court. On July 15, 2004, the District Court dismissed their appeal. The former commissioners have appealed the District Court's order with the U.S. Court of Appeals for the Ninth Circuit, or Ninth Circuit. The Ninth Circuit is scheduled to hear oral arguments on the appeal on February 13, 2006.

ITEM 3 - Sales of Securities and Use of Proceeds

The Issuing Entity's registration statement on Form S-3, Commission File No. 333-119762 (the "Registration Statement"), was declared effective by the Securities and Exchange Commission on January 28, 2005.

On November 9, 2005, the Issuing Entity closed an offering of the Series 2005-2 Bonds in the aggregate principal amount of $844,461,000. Morgan Stanley & Co. Incorporated, Barclays Capital Inc., and Citigroup Global Markets Inc. were the managing underwriters of the Series 2005-2 Bonds. The following sets forth additional information regarding the Series 2005-2 Bond offering:

Class	Initial Principal Amount	Price	Underwriting Discounts and Commissions	Net Proceeds to Issuing Entity
Class A-1	$351,000,000	99.9941%	0.35%	99.6441%
Class A-2	$372,000,000	99.9866%	0.38%	99.6066%
Class A-3	$121,461,000	99.9798%	0.47%	99.5098%

From the effective date of the Registration Statement to December 25, 2005, the amount of expenses incurred for the account of the Issuing Entity in connection with the issuance and distribution of the Series 2005-2 Bonds consisted of approximately $3.2 million in underwriting discounts and commissions, approximately $0.3 million in expenses paid to or for underwriters, and approximately $2.8 million for other expenses, for a total of approximately $6.3 million. After deducting the foregoing expenses, the net proceeds to the Issuing Entity were approximately $838 million. The Issuing Entity believes that these are reasonable estimates of the respective expenses incurred during this time period in connection with the offer and sale of the Series 2005-2 Bonds. No such expenses were paid either directly or indirectly to directors, officers or affiliates of the Issuing Entity during this period.

The Issuing Entity used the proceeds from the sale of the Series 2005-2 Bonds to purchase the recovery property relating to the Series 2005-2 Bonds from Pacific Gas and Electric Company, as described in the Registration Statement, for a purchase price of approximately $838 million.

The first distribution date for the Series 2005-2 Bonds will be June 25, 2006.

ITEM 9 - Exhibits

(a) Documents filed as part of this report:

99.1 Quarterly Servicer's Certificate, which relates solely to the Series 2005-1 Bonds, dated
December 15, 2005

(b) Exhibits required by this Form and Item 601 of Regulation S-K:

3.1 Certificate of Formation of the Issuing Entity filed with the Delaware Secretary of State on October 5, 2004 (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity's Amendment No. 1 to Registration Statement No. 333-119762 filed with the Securities and Exchange Commission on December 20, 2004)

3.2 Limited Liability Company Agreement of the Issuing Entity executed as of October 5, 2004 (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity's Amendment No. 1 to Registration Statement No. 333-119762 filed with the Securities and Exchange Commission on December 20, 2004)

4.1 Indenture dated as of February 10, 2005 between the Issuing Entity and Deutsche Bank National Trust Company providing for the issuance of Series 2005-1 Bonds (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity's Report on Form 8-K filed with the Securities and Exchange Commission on February 10, 2005)

4.1 Indenture dated as of November 9, 2005 between the Issuing Entity and Deutsche Bank National Trust Company providing for the issuance of Series 2005-2 Bonds (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity's Report on Form 8-K filed with the Securities and Exchange Commission on November 10, 2005)

4.2 Form of Series 2005-1 Energy Recovery Bond (included as Exhibit A to the Indenture filed as Exhibit 4.1) (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity's Report on Form 8-K filed with the Securities and Exchange Commission on February 10, 2005)

4.2 Form of Series 2005-2 Energy Recovery Bond (included as Exhibit A to the Indenture filed as Exhibit 4.1) (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity's Report on Form 8-K filed with the Securities and Exchange Commission on November 10, 2005)

10.1 Recovery Property Purchase and Sale Agreement dated as of February 10, 2005 between the Issuing Entity and Pacific Gas and Electric Company (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity's Report on Form 8-K filed with the Securities and Exchange Commission on February 10, 2005)

10.1 Recovery Property Purchase and Sale Agreement dated as of November 9, 2005 between the Issuing Entity and Pacific Gas and Electric Company (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity's Report on Form 8-K filed with the Securities and Exchange Commission on November 10, 2005)

10.2 Recovery Property Servicing Agreement dated as of February 10, 2005 between the Issuing Entity and Pacific Gas and Electric Company (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity's Report on Form 8-K filed with the Securities and Exchange Commission on February 10, 2005)

10.3 First Amendment to Recovery Property Servicing Agreement dated as of November 9, 2005 between the Issuing Entity and Pacific Gas and Electric Company (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity's Report on Form 8-K filed with the Securities and Exchange Commission on November 10, 2005)

99.1 Quarterly Servicer's Certificate, which relates solely to the Series 2005-1 Bonds, dated
December 15, 2005.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: December 21, 2005

PG&E ENERGY RECOVERY FUNDING LLC

(Issuing Entity)

By: Pacific Gas and Electric Company, as Servicer

By: /s/ Nicholas M. Bijur_______________
 Name: Nicholas M. Bijur
Title: Assistant Treasurer